COHEN & STEERS REALTY INCOME FUND, INC.

CLASS A, B AND C SHARES

SUPPLEMENT DATED MARCH 28, 2006

TO THE PROSPECTUS DATED MAY 1, 2005

The information below is added to, and supplements, the information in "Risk/Return Summary—Investment Objectives and Principal Investment Strategies:"

The fund may invest up to 20% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The information below is added to, and supplements, the information in "Risk/Return Summary—Principal Risks:"

Foreign Securities Risks. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on interest income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

The information below is added to, and supplements, the information in "Investment Objectives, Principal Investment Strategies and Related Risks—Principal Investment Strategies:"

Foreign Securities

The fund may invest up to 20% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

The information below is added to, and supplements, the information in "Investment Objectives, Principal Investment Strategies and Related Risks—Principal Risks of Investing in the Fund:"

Risks of Investment in Foreign Securities

The fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities' markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers.

The information below supplements, and replaces any information to the contrary, the information in "Management of the Fund—Portfolio Managers:"

The Fund's portfolio managers are:

•

Martin Cohen -- Mr. Cohen is a director and co-chairman of the fund. He is also co-chairman and co-chief executive officer of the advisor and its parent company, Cohen & Steers, Inc. and vice president of Cohen & Steers Securities, LLC, the fund's distributor.

•

Robert H. Steers -- Mr. Steers is a director and co-chairman of the fund. He is also co-chairman and co-chief executive officer of the advisor and Cohen & Steers, Inc. and vice president of Cohen & Steers Securities, LLC.

•

Joseph M. Harvey -- Mr. Harvey is a vice president of the fund. He is president of the advisor and Cohen & Steers, Inc. Prior to that, he was a senior vice president and the director of investment research for the advisor.

•

James S. Corl -- Mr. Corl is a vice president of the fund. He is an executive vice president of the advisor and Cohen & Steers, Inc. and is the chief investment officer for all real estate securities portfolios. Prior to that, Mr. Corl was a senior vice president of the advisor.

•

William F. Scapell—Mr. Scapell is a vice president of the fund. He is a senior vice president of the advisor and prior to joining the firm in 2003, Mr. Scapell spent three years as a director in the fixed income research department at Merrill Lynch, where he was their chief strategist for preferred securities.

•

Thomas Bohjalian—Mr. Bohjalian is a vice president of the fund. He is a senior vice president of the advisor and prior to joining the firm in 2002, Mr. Bohjalian was a vice president and REIT analyst for five years at AEW Capital Management.

COHEN & STEERS REALTY INCOME FUND, INC.

CLASS I SHARES

SUPPLEMENT DATED MARCH 28, 2006

TO THE PROSPECTUS DATED MAY 1, 2005

The information below is added to, and supplements, the information in "Risk/Return Summary—Investment Objectives and Principal Investment Strategies:"

The fund may invest up to 20% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The information below is added to, and supplements, the information in "Risk/Return Summary—Principal Risks:"

Foreign Securities Risks. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on interest income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

The information below is added to, and supplements, the information in "Investment Objectives, Principal Investment Strategies and Related Risks—Principal Investment Strategies:"

Foreign Securities

The fund may invest up to 20% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

The information below is added to, and supplements, the information in "Investment Objectives, Principal Investment Strategies and Related Risks—Principal Risks of Investing in the Fund:"

Risks of Investment in Foreign Securities

The fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities' markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers.

The information below supplements, and replaces any information to the contrary, the information in "Management of the Fund—Portfolio Managers:"

The Fund's portfolio managers are:

•

Martin Cohen -- Mr. Cohen is a director and co-chairman of the fund. He is also co-chairman and co-chief executive officer of the advisor and its parent company, Cohen & Steers, Inc. and vice president of Cohen & Steers Securities, LLC, the fund's distributor.

•

Robert H. Steers -- Mr. Steers is a director and co-chairman of the fund. He is also co-chairman and co-chief executive officer of the advisor and Cohen & Steers, Inc. and vice president of Cohen & Steers Securities, LLC.

•

Joseph M. Harvey -- Mr. Harvey is a vice president of the fund. He is president of the advisor and Cohen & Steers, Inc. Prior to that, he was a senior vice president and the director of investment research for the advisor.

•

James S. Corl -- Mr. Corl is a vice president of the fund. He is an executive vice president of the advisor and Cohen & Steers, Inc. and is the chief investment officer for all real estate securities portfolios. Prior to that, Mr. Corl was a senior vice president of the advisor.

•

William F. Scapell—Mr. Scapell is a vice president of the fund. He is a senior vice president of the advisor and prior to joining the firm in 2003, Mr. Scapell spent three years as a director in the fixed income research department at Merrill Lynch, where he was their chief strategist for preferred securities.

•

Thomas Bohjalian—Mr. Bohjalian is a vice president of the fund. He is a senior vice president of the advisor and prior to joining the firm in 2002, Mr. Bohjalian was a vice president and REIT analyst for five years at AEW Capital Management.